CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               December 31, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                  First Trust Series Fund
                (Registration Nos: 333-168727 and 811-22452)
            -----------------------------------------------------
Ladies and Gentlemen:

     On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 35 and under the Investment Company Act of 1940, as amended, Amendment No. 36 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust AQA(R) Equity Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

     The only changes to the Registrant's registration statement filed pursuant to Rule 485(b) of the 1933 Act on June 29, 2018, which was reviewed in its entirety by the Staff of the Commission, is the addition of disclosure regarding
(i) the use of I shares as "clean shares"; (ii) the automatic conversion of Class C shares to Class A shares after 10 years; and (iii) certain conditions regarding the waiver of the up-front sales charge on Class A shares for brokerage customers of Raymond James & Associates Inc. Therefore, the Registrant respectfully requests selective review of the inclusion of the above referenced disclosure pursuant to the Securities and Exchange Commission's Division of Investment Management Guidance Update No. 2016-06 (December 2016).

     If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                   Morrison C. Warren

Enclosures